25) Non-current assets held for sale	12 Months Ended
Dec. 31, 2020
Non-current Assets Held For Sale
25) Non-current assets held for sale

25)       Non-current assets held for sale

	R$ thousand
	On December 31
	2020	2019
Assets not for own use
Real estate	995,614	1,133,572
Vehicles and similar	205,347	223,051
Machinery and equipment	1,487	362
Other	40	41
Total	1,202,488	1,357,026

The properties or other non-current assets received in total or partial settlement of the payment obligations of debtors are considered as non-operating assets held for sale in auctions, which normally occur in up to one year. Non-current assets held for sale are those for which selling expectation, in their current condition, is highly probable to occur within a year.